Shareholder Report, Holdings (Details)	Jun. 30, 2026
Class A | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class A | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | Office
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class A | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class A | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Scentre Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Primaris Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class C | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class C | Office
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class C | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class C | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Scentre Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Primaris Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class I | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | Office
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class I | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class I | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class I | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Scentre Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Primaris Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class R | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class R | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class R | Office
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class R | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | Scentre Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Primaris Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Diversified
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Z | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class Z | Residential
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Z | Office
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | Industrial Office
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class Z | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class Z | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class Z | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class Z | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | CapitaLand Integrated Commercial Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Mitsubishi Estate Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Scentre Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | Primaris Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%